Cover	Sep. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2024
Entity File Number	001-41910
Entity Registrant Name	ARK 21SHARES BITCOIN ETF
Entity Central Index Key	0001869699
Entity Tax Identification Number	87-6497023
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	477 Madison Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	370-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest of ARK 21Shares Bitcoin ETF
Trading Symbol	ARKB
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false